SCHEDULE OF UNREALIZED HOLDING LOSS AND FAIR VALUE OF HELD TO MATURITY SECURITIES (Details) - Agrico Acquisition Corp [Member]	Dec. 31, 2021 USD ($)
Cash and Cash Equivalents [Line Items]
Carrying Value	$ 146,644,675
Gross Unrealized Gains	897
Gross Unrealized Losses
Fair Value	146,645,572
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Carrying Value	146,644,279
Gross Unrealized Gains	897
Gross Unrealized Losses
Fair Value	146,645,176
Cash [Member]
Cash and Cash Equivalents [Line Items]
Carrying Value	396
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	$ 396